UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-23c-3

                        Notification of Repurchase Offer
                   Pursuant to Rule 23c-3 [17 CFR 270.23c -3]

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     1. Investment Company Act File Number           Date of Notification
        811-22937                                    November 14, 2014
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     2. Exact name of investment company as specified in registration statement
        O'Connor EQUUS
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     3. Address of principal executive office: (number, street, city, state, zip code)
        One Freedom Valley Drive
        Oaks, Pennsylvania 19456
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     4. Check one of the following:

     A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

     B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

     C. [ ] The notification pertains to periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
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                                             By: /S/ LISA WHITTAKER
                                                 ----------------------------
                                                 LISA WHITTAKER
                                                 VICE PRESIDENT AND ASSISTANT
                                                 SECRETARY

                                 O'CONNOR EQUUS
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456

                        NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23C-3

NOVEMBER 14, 2014

Dear O'Connor EQUUS shareholder:

Notice is hereby given to shareholders of O'Connor EQUUS (the "Fund") of the Fund's quarterly repurchase offer (the "Repurchase Offer"). This notice is to inform you about the Repurchase Offer. Please disregard this notice if you do not wish to tender your shares to the Fund.

The Fund is structured as an interval fund which permits it to offer its shareholders the opportunity to tender shares of the Fund ("Shares") for repurchase by the Fund once quarterly. The Fund may conduct quarterly repurchases for between 5% and 25% of the Fund's outstanding Shares, subject to the approval of the Fund's Board of Trustees. On September 18, 2014, the Board of Trustees considered and approved the Repurchase Offer. The Fund is making this offer to repurchase up to 15% of its outstanding Shares pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended.

Until December 17, 2014, you are entitled to request that the Fund repurchase Shares you own. If you wish to do so, you should submit your request to Atlantic Fund Services, LLC, who can handle all the details for you. Your broker or financial intermediary may charge you a fee for this service. Shareholders who choose to participate in the Repurchase Offer can expect payment for the Shares repurchased to be made on or before January 7, 2015. Please note that if the number of Shares tendered for repurchase by all Fund investors ("Shareholders") exceeds the number authorized for repurchase, repurchases may be made on a pro rata basis, as more fully described in the attached document. The net asset value of the Shares may fluctuate between December 17, 2014, the Repurchase Offer Request Deadline, and December 31, 2014, the Repurchase Pricing Date.

The attached document contains a Repurchase Request Form. Your Repurchase Request Form must be received by Atlantic Fund Services, LLC in good order no later than 4:00 p.m. Eastern Time on December 17, 2014 for it to be honored, and your request will be executed at the Fund's closing net asset value per share on December 31, 2014. THE REPURCHASE REQUEST FORM MUST BE RETURNED TO ATLANTIC FUND SERVICES, LLC ONLY. REPURCHASE REQUEST FORMS SHOULD NOT BE SENT DIRECTLY TO THE FUND.

You do not need to take any action if you do not wish to tender your Shares.

ALL REQUESTS TO TENDER SHARES MUST BE RECEIVED BY ATLANTIC FUND SERVICES, LLC AT THE ADDRESS OR FAX BELOW IN GOOD ORDER BY 4:00 P.M. EASTERN TIME ON DECEMBER 17, 2014.

     REGULAR MAIL ADDRESS
     O'Connor EQUUS
     P.O. Box 588
     Portland, ME 04112

     EXPRESS MAIL ADDRESS
     O'Connor EQUUS
     c/o Atlantic Fund Services, LLC
     Three Canal Plaza, Ground Floor
     Portland, ME 04101

     FAX NUMBER
     207-347-2195

NONE OF THE FUND, ITS BOARD OF TRUSTEES OR ITS INVESTMENT ADVISER IS MAKING ANY RECOMMENDATION TO ANY SHAREHOLDER AS TO WHETHER TO TENDER OR REFRAIN FROM TENDERING SHARES. EACH SHAREHOLDER IS URGED TO READ AND EVALUATE THE REPURCHASE OFFER AND ACCOMPANYING MATERIALS CAREFULLY.

If you have questions about tendering your Shares, please contact your financial advisor or UBS Global Asset Management at 888-793-8637 or refer to the enclosed Repurchase Offer that describes the process in detail.

Sincerely,

O'Connor EQUUS

                                 O'CONNOR EQUUS
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456

                                REPURCHASE OFFER

NOVEMBER 14, 2014

1. THE OFFER. O'Connor EQUUS (the "Fund") is offering to repurchase up to fifteen percent (15%) of its shares of beneficial interest ("Shares") issued and outstanding as of December 17, 2014, at a share price equal to the net asset value per share ("NAV") on December 31, 2014 (the "Repurchase Offer"). The Repurchase Offer is made upon the terms and conditions stated in this Repurchase Offer, the accompanying Letter of Transmittal (and the Repurchase Request Form attached thereto) and the Fund's Prospectus and Statement of Additional Information. The purpose of the Repurchase Offer is to provide liquidity to the Fund's investors ("Shareholders"), because no secondary market exists for the Fund's Shares. The Repurchase Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.

2. NET ASSET VALUE. The Fund's NAV as of the close of business on November 7, 2014 was $942.58 per share. Because the Fund's NAV may fluctuate, please contact your financial advisor or UBS Global Asset Management at 888-793-8637 for the Fund's current NAV information. The NAV can fluctuate, and the NAV on the Repurchase Pricing Date (as defined below) could be lower or higher than the NAV on the date you submitted your repurchase request.

3. REPURCHASE REQUEST DEADLINE. Atlantic Fund Services, LLC must receive your properly completed Repurchase Request Form on or before December 17, 2014 at 4:00 p.m. Eastern Time (the "Repurchase Request Deadline"). THE LETTER OF TRANSMITTAL (AND REPURCHASE REQUEST FORM) MUST BE RETURNED TO ATLANTIC FUND SERVICES, LLC ONLY. LETTERS OF TRANSMITTAL SHOULD NOT BE SENT DIRECTLY TO THE FUND. You may withdraw or modify your repurchase request at any time prior to the Repurchase Request Deadline.

THE REPURCHASE REQUEST DEADLINE WILL BE STRICTLY OBSERVED. IF YOU FAIL TO SUBMIT YOUR REPURCHASE REQUEST IN GOOD ORDER TO ATLANTIC FUND SERVICES, LLC BY THE REPURCHASE REQUEST DEADLINE, THE FUND WILL NOT REPURCHASE YOUR SHARES AS PART OF THE REPURCHASE OFFER.

4. REPURCHASE PRICING DATE. The Fund will repurchase Shares at the NAV determined as of the close of regular trading on the New York Stock Exchange (the "NYSE") on December 31, 2014 (the "Repurchase Pricing Date"). Pursuant to Rule 23c-3(a)(5)(iii) of the Investment Company Act of 1940, as amended, the Fund may use an earlier repurchase pricing date than December 31, 2014 if, on or immediately following the Repurchase Request Deadline, it appears that the use of an earlier repurchase pricing date is not likely to result in significant dilution of the NAV of either Shares that are tendered for repurchase or Shares that are not tendered.

Shareholders must decide whether to tender their Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. Please be aware that the NAV of the Shares may fluctuate between the Repurchase Request Deadline and the Repurchase Pricing Date and there can be no assurance that the NAV of the Shares on the Repurchase Pricing Date will be as high as the NAV of the Shares on the Repurchase Request Deadline or the date you submitted your repurchase request.

5. PAYMENT FOR SHARES REPURCHASED. Repurchase proceeds will be credited to your account no later than January 7, 2015, seven days after the Repurchase Pricing Date. The Fund expressly reserves the right, in its sole discretion, to delay payment for Shares in order to comply in whole or in part with any applicable law. Under no circumstances will the Fund pay interest on the repurchase price of the Shares to be paid by the Fund, regardless of any delay in making such payment.

6. INCREASE IN NUMBER OF SHARES REPURCHASED: PRO RATA REPURCHASE. If share repurchase requests exceed the number of Shares in the Fund's Repurchase Offer, the Fund may (i) repurchase tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to two percent (2%) of the Fund's outstanding Shares on the Repurchase Request Deadline. If the Fund increases the percentage to be repurchased but the share repurchase requests still exceed the number of Shares in the Fund's expanded offer, the Fund may repurchase tendered Shares on a pro rata basis. As a result, there can be no assurance that the Fund will be able to fulfill your entire request even if you tender all Shares held in your account. In this event, you may be unable to liquidate some of your investment, and you would have to wait until a later date to tender the Shares that the Fund was unable to repurchase. Until such later date, you will be subject to the risk of NAV fluctuations. IN ANTICIPATION OF THE POSSIBILITY OF PRO RATION, SOME SHAREHOLDERS MAY TENDER MORE SHARES THAN THEY WISH TO HAVE REPURCHASED IN A PARTICULAR QUARTERLY PERIOD, THEREBY INCREASING THE LIKELIHOOD OF PRO RATION. THERE IS NO ASSURANCE THAT YOU WILL BE ABLE TO SELL AS MANY OF YOUR SHARES AS YOU DESIRE TO SELL IN A GIVEN QUARTERLY PERIOD OR IN ANY SUBSEQUENT QUARTERLY PERIOD.

7. WITHDRAWAL OF SHARES TO BE REPURCHASED. You may withdraw or modify your repurchase request at any time prior to the Repurchase Request Deadline by submitting written notice thereof to Atlantic Fund Services, LLC. In the event you decide to modify or withdraw your repurchase request, you should provide Atlantic Fund Services, LLC with sufficient notice prior to the Repurchase Request Deadline. All questions as to the form and validity, including time of receipt, of notices of withdrawal will be determined by the Fund, in its sole discretion, whose determination will be final and binding. None of the Fund or any other person will (a) be under any duty to give notification of any defects or irregularities in any notice of withdrawal or (b) incur any liability for failure to give any such notification.

8. SUSPENSION OR POSTPONEMENT OF REPURCHASE OFFER. The Fund may suspend or postpone its offer in limited circumstances, and only by vote of a majority of the Fund's Board of Trustees, including a majority of the independent Trustees. These circumstances are limited and may include the following:

     (a) if the repurchase of Shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended;

     (b) for any period during which the NYSE or any other market in which the portfolio securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

     (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

     (d) for such other periods as the U.S. Securities and Exchange Commission may by order permit for the protection of Shareholders of the Fund.

You will be notified if the Fund suspends or postpones the offer, and will be notified again if the Fund resumes its offer.

9. TAX CONSEQUENCES. You should consult your tax advisor regarding the specific tax consequences, including the federal, state and local tax consequences of Share repurchases. Shares tendered pursuant to the Fund's offer will be treated as a taxable sale of the Shares. Any gain or loss you recognize will be treated as a short-term capital gain or loss if you held your Shares less than twelve months and as a long-term capital gain or loss if you held your Shares for more than twelve months. However, if you have held your Shares for six months or less and received a net capital gain distribution, any loss recognized on the Share repurchase will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a Share repurchase will be disallowed to the extent a Shareholder repurchases (or enters into a contract to or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares).

10. DOCUMENTS IN GOOD ORDER. The Fund will have the sole discretion to determine all questions as to the validity, form, eligibility (including time of receipt) and acceptance of repurchase requests. The Fund reserves the absolute right to reject any or all eligible repurchase requests or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund, doing so would be unlawful. The Fund also reserves the absolute right to waive any of the offer's conditions or any defect in any repurchase request. The Fund's determinations and interpretations of the terms and conditions of the offer shall be final and binding. Unless waived, any defects in a repurchase request must be corrected within a time period set by the Fund. A repurchase request will not be considered eligible until any defects have been corrected or waived.

11. REPURCHASE OFFER CONSEQUENCES; EXPENSES. Repurchases of Shares will have the effect of decreasing the size of the Fund and increasing both the proportionate interest in the Fund of Shareholders who do not tender Shares and the Fund's expenses as a percentage of average net assets. A reduction in the aggregate assets of the Fund may result in Shareholders who do not tender Shares bearing higher costs to the extent that certain expenses borne by the Fund are relatively fixed and may not decrease if assets decline. Further, interest on any borrowings to finance Share repurchase transactions may reduce the Fund's returns. These effects may be reduced or eliminated to the extent that additional subscriptions for Shares are made from time to time.

12. RECORD DATE. This Repurchase Offer is made to holders of record of the Fund's Shares as of December 17, 2014.

NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKES ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST. EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER. THE FUND HAS NOT AUTHORIZED ANYONE TO MAKE ANY RECOMMENDATION AS TO WHETHER YOU SHOULD SUBMIT A REPURCHASE REQUEST. THE FUND HAS NOT AUTHORIZED ANYONE TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE IN THIS DOCUMENT OR IN THE FUND'S PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION.

FOR THE FUND'S CURRENT NAV AND OTHER INFORMATION, OR FOR A COPY OF THE FUND'S PROSPECTUS, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR UBS GLOBAL ASSET MANAGEMENT AT 888-793-8637.

                             LETTER OF TRANSMITTAL

                              REGARDING SHARES IN
                                 O'CONNOR EQUUS

                    REPURCHASE OFFER PURSUANT TO RULE 23C-3
                            DATED NOVEMBER 14, 2014

                      THE OFFER AND WITHDRAWAL RIGHTS WILL
                         EXPIRE AT, AND THIS LETTER OF
        TRANSMITTAL MUST BE RECEIVED BY ATLANTIC FUND SERVICES, LLC BY,
                               4:00 P.M., EASTERN
                 TIME, ON WEDNESDAY, DECEMBER 17, 2014, UNLESS
                             THE OFFER IS EXTENDED.

    COMPLETE THE LAST PAGES OF THIS LETTER OF TRANSMITTAL AND FAX OR MAIL TO
                          ATLANTIC FUND SERVICES, LLC.

                              REGULAR MAIL ADDRESS
                                 O'Connor EQUUS
                                  P.O. Box 588
                               Portland, ME 04112

                              EXPRESS MAIL ADDRESS
                                 O'Connor EQUUS
                        c/o Atlantic Fund Services, LLC
                        Three Canal Plaza, Ground Floor
                               Portland, ME 04101

                                   FAX NUMBER
                                  207-347-2195

FOR ADDITIONAL INFORMATION, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR UBS GLOBAL
                       ASSET MANAGEMENT AT 888-793-8637.

IF YOU ARE NOT INTERESTED IN SELLING YOUR SHARES AT THIS TIME, PLEASE DISREGARD
                                  THIS NOTICE.

Ladies and Gentlemen:

The undersigned hereby tenders to O'Connor EQUUS, a closed-end, non-diversified, management investment company organized under the laws of the State of Delaware (the "Fund"), the shares of beneficial interest ("Shares") or portion thereof held by the undersigned, described and specified below, on the terms and conditions set forth in the Repurchase Offer dated November 14, 2014, receipt of which is hereby acknowledged, and in this Letter of Transmittal (which together constitute the "Offer"). THE OFFER IS SUBJECT TO ALL THE TERMS AND

CONDITIONS SET FORTH IN THE REPURCHASE OFFER, INCLUDING, BUT NOT LIMITED TO, THE ABSOLUTE RIGHT OF THE FUND TO REJECT ANY AND ALL TENDERS DETERMINED BY IT, IN ITS SOLE DISCRETION, NOT TO BE IN THE APPROPRIATE FORM.

The undersigned hereby sells to the Fund the Shares or portion thereof tendered hereby pursuant to the Offer. The undersigned hereby warrants that the undersigned has full authority to sell the Shares or portion thereof tendered hereby and that the Fund will acquire good title thereto, free and clear of all liens, charges, encumbrances, conditional sales agreements or other obligations relating to the sale thereof, and not subject to any adverse claim, when and to the extent the same are purchased by it. Upon request, the undersigned will execute and deliver any additional documents necessary to complete the sale in accordance with the terms of the Offer.

The undersigned recognizes that under certain circumstances set forth in the Repurchase Offer, the Fund may not be required to purchase any of the Shares or portions thereof tendered hereby. The undersigned recognizes that, if the Offer is oversubscribed, not all of the undersigned's Shares will be purchased.

THE UNDERSIGNED ACKNOWLEDGES THAT THE METHOD OF DELIVERY OF ANY DOCUMENTS IS AT THE ELECTION AND THE COMPLETE RISK OF THE UNDERSIGNED. UNLESS WAIVED, ANY DEFECTS OR IRREGULARITIES IN CONNECTION WITH TENDERS MUST BE CURED WITHIN SUCH TIME AS THE FUND SHALL DETERMINE. TENDERS WILL NOT BE DEEMED TO HAVE BEEN MADE UNTIL THE DEFECTS OR IRREGULARITIES HAVE BEEN CURED OR WAIVED.

All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the undersigned and the obligation of the undersigned hereunder shall be binding on the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in Section 7 of the Repurchase Offer, this tender is irrevocable.

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The Repurchase Offer period will begin on November 14, 2014, and end on
December 17, 2014. All requests to tender Shares must be received in good order by Atlantic Fund Services, LLC by 4:00 p.m. Eastern Time on December 17, 2014. Tenders of Shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time on December 17, 2014, by submitting a written notice to Atlantic Fund Services, LLC .
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

                            REPURCHASE REQUEST FORM

                                 O'CONNOR EQUUS

This form must be returned to Atlantic Fund Services, LLC in good order on or before December 17, 2014, at 4:00 p.m. Eastern Time if you wish to tender shares of O'Connor EQUUS. You may withdraw or modify your repurchase request at any time prior to 4:00 p.m. Eastern Time on December 17, 2014. IF YOU HAVE ANY QUESTIONS REGARDING THIS FORM, PLEASE CONTACT YOUR FINANCIAL ADVISOR OR UBS GLOBAL ASSET MANAGEMENT AT 888-793-8637.

NAME AND ADDRESS OF REGISTERED SHAREHOLDER(S):

Registered Shareholder: ________________________________________________________

Street Address: ________________________________________________________________

City, State and Zip Code: ______________________________________________________

Account Number: ________________________________________________________________

Social Security Number: ________________________________________________________

Daytime Telephone Number:_______________________________________________________

Please provide a phone number where you can be reached if there are any questions about your request.

SECTION I.     SHARE REPURCHASE

I/We request that O'Connor EQUUS repurchase my/our fund shares at their net asset value on the Repurchase Pricing Date as follows:

     A. _____ Partial Repurchase:

          Please repurchase _____________ shares from my/our account.

          Or

          Please repurchase $____________ worth of shares from my/our account.

     B. _____ Full Repurchase:

          Please repurchase all shares from my/our account.

SECTION II.     PAYMENT

Proceeds of your tender will be credited to your account.

SECTION III.     SIGNATURE

PLEASE SIGN BELOW AND NOTE THE FOLLOWING IMPORTANT POINTS:

Your signature(s) below MUST CORRESPOND EXACTLY with the name(s) in which the shares are registered.

If the shares are held by two or more joint holders, ALL MUST SIGN.

If the shares are in an IRA account, an authorized official of the Custodian of the IRA account must sign.

If the signer of the document is a trustee, executor, administrator, guardian, attorney in fact, officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to the Fund of their authority to so act.

Signature(s) of owner(s) exactly as registered:  _______________________________

                                        Date: __________________________________

                                              __________________________________

                                        Date: __________________________________

 KINDLY NOTE THAT THE REPURCHASE REQUEST FORM MUST BE RETURNED TO ATLANTIC FUND SERVICES, LLC ONLY. REPURCHASE REQUEST FORMS SHOULD NOT BE SENT DIRECTLY TO THE
                                     FUND.